Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Sector Funds, Inc.
Entity Central Index Key	0000352665
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
PGIM Jennison Financial Services Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class A
Trading Symbol	PFSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class A	$64	1.30%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%
Net Assets	$ 165,583,971
Holdings Count | Holding	38
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?
Fund’s net assets	$ 165,583,971
Number of fund holdings	38
Portfolio turnover rate for the period	20%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Diversified Banks	19.6%
Transaction & Payment Processing Services	15.1%
Regional Banks	13.5%
Investment Banking & Brokerage	12.1%
Affiliated Mutual Fund - Short Term Investment (8.8% represents investments purchased with collateral from securities on loan)	9.1%
Asset Management & Custody Banks	8.8%
Property & Casualty Insurance	7.7%
Insurance Brokers	7.2%
Life & Health Insurance	5.6%
Industry Classification	% of Net Assets
Financial Exchanges & Data	3.4%
Other Diversified Financial Services	3.1%
Reinsurance	1.8%
Mortgage REITs	1.4%
Homebuilding	0.5%
108.9%
Liabilities in excess of other assets	(8.9)%
100.0%

PGIM Jennison Financial Services Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class C
Trading Symbol	PUFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class C	$105	2.14%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.14%
Net Assets	$ 165,583,971
Holdings Count | Holding	38
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?
Fund’s net assets	$ 165,583,971
Number of fund holdings	38
Portfolio turnover rate for the period	20%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Diversified Banks	19.6%
Transaction & Payment Processing Services	15.1%
Regional Banks	13.5%
Investment Banking & Brokerage	12.1%
Affiliated Mutual Fund - Short Term Investment (8.8% represents investments purchased with collateral from securities on loan)	9.1%
Asset Management & Custody Banks	8.8%
Property & Casualty Insurance	7.7%
Insurance Brokers	7.2%
Life & Health Insurance	5.6%
Industry Classification	% of Net Assets
Financial Exchanges & Data	3.4%
Other Diversified Financial Services	3.1%
Reinsurance	1.8%
Mortgage REITs	1.4%
Homebuilding	0.5%
108.9%
Liabilities in excess of other assets	(8.9)%
100.0%

PGIM Jennison Financial Services Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class R
Trading Symbol	PSSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class R	$79	1.61%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.61%
Net Assets	$ 165,583,971
Holdings Count | Holding	38
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?
Fund’s net assets	$ 165,583,971
Number of fund holdings	38
Portfolio turnover rate for the period	20%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Diversified Banks	19.6%
Transaction & Payment Processing Services	15.1%
Regional Banks	13.5%
Investment Banking & Brokerage	12.1%
Affiliated Mutual Fund - Short Term Investment (8.8% represents investments purchased with collateral from securities on loan)	9.1%
Asset Management & Custody Banks	8.8%
Property & Casualty Insurance	7.7%
Insurance Brokers	7.2%
Life & Health Insurance	5.6%
Industry Classification	% of Net Assets
Financial Exchanges & Data	3.4%
Other Diversified Financial Services	3.1%
Reinsurance	1.8%
Mortgage REITs	1.4%
Homebuilding	0.5%
108.9%
Liabilities in excess of other assets	(8.9)%
100.0%

PGIM Jennison Financial Services Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class Z
Trading Symbol	PFSZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class Z	$50	1.01%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%
Net Assets	$ 165,583,971
Holdings Count | Holding	38
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?
Fund’s net assets	$ 165,583,971
Number of fund holdings	38
Portfolio turnover rate for the period	20%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Diversified Banks	19.6%
Transaction & Payment Processing Services	15.1%
Regional Banks	13.5%
Investment Banking & Brokerage	12.1%
Affiliated Mutual Fund - Short Term Investment (8.8% represents investments purchased with collateral from securities on loan)	9.1%
Asset Management & Custody Banks	8.8%
Property & Casualty Insurance	7.7%
Insurance Brokers	7.2%
Life & Health Insurance	5.6%
Industry Classification	% of Net Assets
Financial Exchanges & Data	3.4%
Other Diversified Financial Services	3.1%
Reinsurance	1.8%
Mortgage REITs	1.4%
Homebuilding	0.5%
108.9%
Liabilities in excess of other assets	(8.9)%
100.0%

PGIM Jennison Financial Services Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class R6
Trading Symbol	PFSQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class R6	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 165,583,971
Holdings Count | Holding	38
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?
Fund’s net assets	$ 165,583,971
Number of fund holdings	38
Portfolio turnover rate for the period	20%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Diversified Banks	19.6%
Transaction & Payment Processing Services	15.1%
Regional Banks	13.5%
Investment Banking & Brokerage	12.1%
Affiliated Mutual Fund - Short Term Investment (8.8% represents investments purchased with collateral from securities on loan)	9.1%
Asset Management & Custody Banks	8.8%
Property & Casualty Insurance	7.7%
Insurance Brokers	7.2%
Life & Health Insurance	5.6%
Industry Classification	% of Net Assets
Financial Exchanges & Data	3.4%
Other Diversified Financial Services	3.1%
Reinsurance	1.8%
Mortgage REITs	1.4%
Homebuilding	0.5%
108.9%
Liabilities in excess of other assets	(8.9)%
100.0%

PGIM Jennison Health Sciences Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class A
Trading Symbol	PHLAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class A	$53	1.15%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.15%
Net Assets	$ 1,340,172,042
Holdings Count | Holding	45
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?
Fund’s net assets	$ 1,340,172,042
Number of fund holdings	45
Portfolio turnover rate for the period	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025
?

Industry Classification	% of Net Assets
Biotechnology	32.4%
Pharmaceuticals	29.5%
Affiliated Mutual Fund - Short Term Investment (6.7% represents investments purchased with collateral from securities on loan)	17.6%
Health Care Equipment	11.6%
Life Sciences Tools & Services	10.8%
Managed Health Care	2.9%
Health Care Services	2.0%
106.8%
Liabilities in excess of other assets	(6.8)%
100.0%

PGIM Jennison Health Sciences Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class C
Trading Symbol	PHLCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class C	$93	2.01%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	2.01%
Net Assets	$ 1,340,172,042
Holdings Count | Holding	45
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?
Fund’s net assets	$ 1,340,172,042
Number of fund holdings	45
Portfolio turnover rate for the period	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Biotechnology	32.4%
Pharmaceuticals	29.5%
Affiliated Mutual Fund - Short Term Investment (6.7% represents investments purchased with collateral from securities on loan)	17.6%
Health Care Equipment	11.6%
Life Sciences Tools & Services	10.8%
Managed Health Care	2.9%
Health Care Services	2.0%
106.8%
Liabilities in excess of other assets	(6.8)%
100.0%

PGIM Jennison Health Sciences Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class R
Trading Symbol	PJHRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class R	$71	1.54%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.54%
Net Assets	$ 1,340,172,042
Holdings Count | Holding	45
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?
Fund’s net assets	$ 1,340,172,042
Number of fund holdings	45
Portfolio turnover rate for the period	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Biotechnology	32.4%
Pharmaceuticals	29.5%
Affiliated Mutual Fund - Short Term Investment (6.7% represents investments purchased with collateral from securities on loan)	17.6%
Health Care Equipment	11.6%
Life Sciences Tools & Services	10.8%
Managed Health Care	2.9%
Health Care Services	2.0%
106.8%
Liabilities in excess of other assets	(6.8)%
100.0%

PGIM Jennison Health Sciences Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class Z
Trading Symbol	PHSZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class Z	$41	0.88%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.88%
Net Assets	$ 1,340,172,042
Holdings Count | Holding	45
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?
Fund’s net assets	$ 1,340,172,042
Number of fund holdings	45
Portfolio turnover rate for the period	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Biotechnology	32.4%
Pharmaceuticals	29.5%
Affiliated Mutual Fund - Short Term Investment (6.7% represents investments purchased with collateral from securities on loan)	17.6%
Health Care Equipment	11.6%
Life Sciences Tools & Services	10.8%
Managed Health Care	2.9%
Health Care Services	2.0%
106.8%
Liabilities in excess of other assets	(6.8)%
100.0%

PGIM Jennison Health Sciences Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class R6
Trading Symbol	PHLQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class R6	$38	0.81%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.81%
Net Assets	$ 1,340,172,042
Holdings Count | Holding	45
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?
Fund’s net assets	$ 1,340,172,042
Number of fund holdings	45
Portfolio turnover rate for the period	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Biotechnology	32.4%
Pharmaceuticals	29.5%
Affiliated Mutual Fund - Short Term Investment (6.7% represents investments purchased with collateral from securities on loan)	17.6%
Health Care Equipment	11.6%
Life Sciences Tools & Services	10.8%
Managed Health Care	2.9%
Health Care Services	2.0%
106.8%
Liabilities in excess of other assets	(6.8)%
100.0%

PGIM Jennison Utility Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class A
Trading Symbol	PRUAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class A	$40	0.82%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%
Net Assets	$ 3,246,242,081
Holdings Count | Holding	32
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?
Fund’s net assets	$ 3,246,242,081
Number of fund holdings	32
Portfolio turnover rate for the period	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	58.5%
Multi-Utilities	30.4%
Independent Power Producers & Energy Traders	5.8%
Gas Utilities	2.8%
Affiliated Mutual Fund - Short Term Investment (2.1% represents investments purchased with collateral from securities on loan)	2.3%
Oil & Gas Storage & Transportation	1.1%
Specialized REITs	1.0%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

PGIM Jennison Utility Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class C
Trading Symbol	PCUFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class C	$79	1.61%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.61%
Net Assets	$ 3,246,242,081
Holdings Count | Holding	32
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?
Fund’s net assets	$ 3,246,242,081
Number of fund holdings	32
Portfolio turnover rate for the period	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	58.5%
Multi-Utilities	30.4%
Independent Power Producers & Energy Traders	5.8%
Gas Utilities	2.8%
Affiliated Mutual Fund - Short Term Investment (2.1% represents investments purchased with collateral from securities on loan)	2.3%
Oil & Gas Storage & Transportation	1.1%
Specialized REITs	1.0%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

PGIM Jennison Utility Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class R
Trading Symbol	JDURX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class R	$54	1.11%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%
Net Assets	$ 3,246,242,081
Holdings Count | Holding	32
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?
Fund’s net assets	$ 3,246,242,081
Number of fund holdings	32
Portfolio turnover rate for the period	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	58.5%
Multi-Utilities	30.4%
Independent Power Producers & Energy Traders	5.8%
Gas Utilities	2.8%
Affiliated Mutual Fund - Short Term Investment (2.1% represents investments purchased with collateral from securities on loan)	2.3%
Oil & Gas Storage & Transportation	1.1%
Specialized REITs	1.0%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

PGIM Jennison Utility Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class Z
Trading Symbol	PRUZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class Z	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 3,246,242,081
Holdings Count | Holding	32
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?
Fund’s net assets	$ 3,246,242,081
Number of fund holdings	32
Portfolio turnover rate for the period	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	58.5%
Multi-Utilities	30.4%
Independent Power Producers & Energy Traders	5.8%
Gas Utilities	2.8%
Affiliated Mutual Fund - Short Term Investment (2.1% represents investments purchased with collateral from securities on loan)	2.3%
Oil & Gas Storage & Transportation	1.1%
Specialized REITs	1.0%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

PGIM Jennison Utility Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class R6
Trading Symbol	PRUQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class R6	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 3,246,242,081
Holdings Count | Holding	32
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?
Fund’s net assets	$ 3,246,242,081
Number of fund holdings	32
Portfolio turnover rate for the period	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	58.5%
Multi-Utilities	30.4%
Independent Power Producers & Energy Traders	5.8%
Gas Utilities	2.8%
Affiliated Mutual Fund - Short Term Investment (2.1% represents investments purchased with collateral from securities on loan)	2.3%
Oil & Gas Storage & Transportation	1.1%
Specialized REITs	1.0%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%